Acquisition of subsidiary - Consideration Payable (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 USD ($)	Jun. 16, 2023 USD ($)	Jun. 16, 2023 AUD ($)
Disclosure of detailed information about business combination [line items]
Percentage of issued share capital acquired		100.00%	100.00%
Deferred Consideration	$ 75,000
CMPL
Disclosure of detailed information about business combination [line items]
Percentage of issued share capital acquired		100.00%	100.00%
Cash consideration		$ 775,000
Less: working capital and other adjustments		(4,484)
Cash consideration on closing		770,516
Royalty deed		43,130
Deferred Consideration		75,000
Contingent copper consideration		81,000
Glencore rollover shares		100,000
Total		$ 1,100,000	$ 1,640